SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total non- current assets	$ 4,706.1	$ 3,784.2
Assets	5,374.4	4,537.9
Total liabilities	1,973.7	2,273.8
Assets held for sale
Disclosure of operating segments [line items]
Total non- current assets	0.0	0.0
Assets	0.0	34.6
Total liabilities	0.0	5.6
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	4,557.2	3,643.8
Assets	5,044.4	4,127.9
Total liabilities	708.9	767.1
Gold mines | Côté Gold
Disclosure of operating segments [line items]
Total non- current assets	2,887.0	2,521.5
Assets	3,016.0	2,638.0
Total liabilities	227.3	243.2
Gold mines | Essakane
Disclosure of operating segments [line items]
Total non- current assets	882.2	764.4
Assets	1,206.2	1,100.4
Total liabilities	281.9	274.2
Gold mines | Westwood complex
Disclosure of operating segments [line items]
Total non- current assets	788.0	357.9
Assets	822.2	389.5
Total liabilities	199.7	249.7
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	74.4	37.7
Assets	77.7	47.4
Total liabilities	9.3	1.3
Corporate
Disclosure of operating segments [line items]
Total non- current assets	74.5	102.7
Assets	252.3	328.0
Total liabilities	$ 1,255.5	$ 1,499.8